UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

                       Form 13F

                  Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: June 30, 2011

  Check here if Amendment [  ];Amendment Number:

  This amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    The Adams Express Company
  Address: 7 St. Paul Street, Suite 1140
           Baltimore, MD  21202

  Form 13F File Number:28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title      Assistant Treasurer
  Phone      (410) 752-5900

  Signature, Place, and Date of Signing:

  /s/ Christine M. Sloan       Baltimore, MD          July 22, 2011

   [Signature]                 [City, State]             [Date]



  Report Type (Check only one.):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          Form 13F SUMMARY PAGE


  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total: 82

  Form 13F Information Table Value Total: $1,100,364
                                          (in thousands)


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



  NONE

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          COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 ABBOTT LABORATORIES              COM        002824100    11,050      210,000   SH         SOLE             210,000
 ADTRAN, INC.                     COM        00738A106    12,325      318,400   SH         SOLE             318,400
 AIR PRODUCTS & CHEMICALS         COM        009158106    3,345       35,000    SH         SOLE              35,000
 AMERICAN EXPRESS CO.             COM        025816109    18,095      350,000   SH         SOLE             350,000
 APPLE INC.                       COM        037833100    31,889      95,000    SH         SOLE              95,000
 AUTOMATIC DATA PROCESSING INC.   COM        053015103    15,804      300,000   SH         SOLE             300,000
 AVON PRODUCTS, INC.              COM        054303102    9,229       329,600   SH         SOLE             329,600
 BANK OF AMERICA CORP.            COM        060505104    15,180     1,385,000  SH         SOLE            1,385,000
 BANK OF NEW YORK MELLON CORP.    COM        064058100    10,345      403,775   SH         SOLE             403,775
 BRISTOL-MYERS SQUIBB CO.         COM        110122108    4,606       159,061   SH         SOLE             159,061
 BROADCOM CORP.                   CL A       111320107    6,728       200,000   SH         SOLE             200,000
 BUNGE LTD.                       COM        G16962105    10,687      155,000   SH         SOLE             155,000
 CATERPILLAR INC DEL              COM        149123101    14,904      140,000   SH         SOLE             140,000
 CELGENE CORP.                    COM        151020104    9,754       161,700   SH         SOLE             161,700
 CF INDUSTRIES HOLDINGS, INC.     COM        125269100    4,963       35,031    SH         SOLE              35,031
 CHEVRON CORP.                    COM        166764100    20,568      200,000   SH         SOLE             200,000
 CISCO SYSTEMS, INC.              COM        17275R102    13,269      850,000   SH         SOLE             850,000
 CLIFFS NATURAL RESOURCES INC.    COM        18683K101    11,094      120,000   SH         SOLE             120,000
 COCA-COLA CO.                    COM        191216100    15,140      225,000   SH         SOLE             225,000
 COGNIZANT TECHNOLOGY SOLUTIONS   CLA        192446102    11,001      150,000   SH         SOLE             150,000
 COLUMBIA SPORTSWEAR CO.          COM        198516106    12,680      200,000   SH         SOLE             200,000
 CONSOL ENERGY INC.               COM        20854P109    3,573       73,700    SH         SOLE              73,700
 CURTISS-WRIGHT CORP.             COM        231561101    10,358      320,000   SH         SOLE             320,000
 CVS/CAREMARK CORP.               COM        126650100    11,086      295,000   SH         SOLE             295,000
 DOW CHEMICAL CO.                 COM        260543103    14,400      400,000   SH         SOLE             400,000
 EMERSON ELECTRIC CO.             COM        291011104    11,250      200,000   SH         SOLE             200,000
 EXXON MOBIL CORP.                COM        30231G102    17,497      215,000   SH         SOLE             215,000
 F5 NETWORKS INC.                 COM        315616102    5,513       50,000    SH         SOLE              50,000
 FEDEX CORP.                      COM        31428X106    10,908      115,000   SH         SOLE             115,000
 FREEPORT-MCMORAN COPPER & GOLD   COM        35671D857    13,384      253,000   SH         SOLE             253,000
 GENERAL ELECTRIC CO.             COM        369604103    13,353      708,000   SH         SOLE             708,000
 GILEAD SCIENCES INC.             COM        375558103    10,352      250,000   SH         SOLE             250,000
 GOODRICH CORP.                   COM        382388106    11,938      125,000   SH         SOLE             125,000
 GOOGLE INC.                      CLA        38259P508    15,191      30,000    SH         SOLE              30,000
 HALLIBURTON CO.                  COM        406216101    7,650       150,000   SH         SOLE             150,000
 HEWLETT-PACKARD CO.              COM        428236103    10,920      300,000   SH         SOLE             300,000
 HOSPIRA INC.                     COM        441060100    9,915       175,000   SH         SOLE             175,000
 INTEL CORP.                      COM        458140100    18,614      840,000   SH         SOLE             840,000
 JOHNSON & JOHNSON                COM        478160104    16,963      255,000   SH         SOLE             255,000
 JPMORGAN CHASE & CO.             COM        46625H100    22,926      560,000   SH         SOLE             560,000
 LIFE TECHNOLOGIES CORP.          COM        53217V109    10,414      200,000   SH         SOLE             200,000
 LOWE'S COMPANIES, INC.           COM        548661107    13,986      600,000   SH         SOLE             600,000
 MARRIOTT INTERNATIONAL INC/DE    CL A       571903202    10,647      300,000   SH         SOLE             300,000
 MASCO CORP.                      COM        574599106    9,925       825,000   SH         SOLE             825,000
 MCDONALD'S CORP.                 COM        580135101    21,080      250,000   SH         SOLE             250,000
 MDU RESOURCES GROUP, INC.        COM        552690109    10,645      473,100   SH         SOLE             473,100
 MEDTRONIC, INC.                  COM        585055106    13,485      350,000   SH         SOLE             350,000
 MICROSOFT CORP.                  COM        594918104    18,200      700,000   SH         SOLE             700,000
 MORGAN STANLEY                COM NEW       617446448    9,204       400,000   SH         SOLE             400,000
 NATIONAL OILWELL VARCO           COM        637071101    7,821       100,000   SH         SOLE             100,000
 NETAPP, INC.                     COM        64110D104    15,834      300,000   SH         SOLE             300,000
 NEWELL RUBBERMAID INC.           COM        651229106    6,312       400,000   SH         SOLE             400,000
 NORFOLK SOUTHERN CORP.           COM        655844108    14,986      200,000   SH         SOLE             200,000
 NORTHEAST UTILITIES              COM        664397106    12,310      350,000   SH         SOLE             350,000
 ORACLE CORP.                     COM        68389X105    36,201     1,100,000  SH         SOLE            1,100,000
 PEABODY ENERGY CORP.             COM        704549104    1,673       28,400    SH         SOLE              28,400
 PEPSICO, INC.                    COM        713448108    21,129      300,000   SH         SOLE             300,000
 PETROLEUM & RESOURCES            COM        716549100    64,488     2,186,774  SH         SOLE            2,186,774
 PFIZER INC                       COM        717081103    16,480      800,000   SH         SOLE             800,000
 PNC FINANCIAL SERVICES GROUP,    COM        693475105    16,095      270,000   SH         SOLE             270,000
 POTASH CORP OF SASKATCHEWAN      COM        73755L107    9,882       173,400   SH         SOLE             173,400
 PRAXAIR, INC.                    COM        74005P104    8,129       75,000    SH         SOLE              75,000
 PROCTER & GAMBLE CO.             COM        742718109    20,025      315,000   SH         SOLE             315,000
 PRUDENTIAL FINANCIAL, INC.       COM        744320102    19,713      310,000   SH         SOLE             310,000
 QUALCOMM INC.                    COM        747525103    17,037      300,000   SH         SOLE             300,000
 RYLAND GROUP INC.                COM        783764103    10,141      613,500   SH         SOLE             613,500
 SAFEWAY INC.                  COM NEW       786514208    7,946       340,000   SH         SOLE             340,000
 SENOMYX, INC.                    COM        81724Q107    6,602      1,284,400  SH         SOLE            1,284,400
 SPECTRA ENERGY CORP.             COM        847560109    11,122      405,780   SH         SOLE             405,780
 SPIRIT AEROSYSTEMS HOLDINGS,   COM CL A     848574109    11,000      500,000   SH         SOLE             500,000
 STATE STREET CORP.               COM        857477103    8,702       193,000   SH         SOLE             193,000
 T. ROWE PRICE GROUP INC.         COM        74144T108    12,068      200,000   SH         SOLE             200,000
 TARGET CORP.                     COM        87612E106    15,011      320,000   SH         SOLE             320,000
 TECK RESOURCES LTD               CL B       878742204    5,074       100,000   SH         SOLE             100,000
 TEVA PHARMACEUTICAL INDUSTRIES   ADR        881624209    15,913      330,000   SH         SOLE             330,000
 TRANSOCEAN LTD.                REG SHS      H8817H100    6,133       95,000    SH         SOLE              95,000
 UNILEVER PLC ADR             SPON ADR NEW   904767704    16,195      500,000   SH         SOLE             500,000
 UNITED TECHNOLOGIES CORP.        COM        913017109    11,506      130,000   SH         SOLE             130,000
 UNITEDHEALTH GROUP INC.          COM        91324P102    12,766      247,500   SH         SOLE             247,500
 WALT DISNEY CO.                  COM        254687106    18,739      480,000   SH         SOLE             480,000
 WELLS FARGO & CO.                COM        949746101    17,818      635,000   SH         SOLE             635,000
 ZIMMER HOLDINGS, INC.            COM        98956P102    9,480       150,000   SH         SOLE             150,000
                                                          1,100,364
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